Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Notes Receivable [Abstract]
Schedule of notes receivable consisted
	As of December 31,
	2022	2021
Due in the first quarter of 2022	$-	$49,378
Due in the second quarter of 2022	-	761,537
Due in the third quarter of 2022	-	81,592
Due in the first quarter of 2023	116,280	-
Due in the second quarter of 2023	94,589	-
Due in the third quarter of 2023	91,906	-
Total	$302,775	$892,507